Note 37 Interest expense breakdown by origin (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense by origin [Line Items]
Interest expense on financial liabilities designated at fair value through profit or loss	€ 4,392,000,000	€ 5,633,000,000	€ 3,979,000,000
Interest Expense For Financial Liabilities Measured At Amortised Cost	26,182,000,000	28,506,000,000	19,276,000,000
Interest Expense For Adjustment Interest On Accounting Coverage	388,000,000	1,097,000,000	809,000,000
Interest Expense On Chargeable Cost To Pension Funds	234,000,000	228,000,000	174,000,000
Other Interest Expense	869,000,000	929,000,000	523,000,000
Interest expense	32,065,000,000	36,392,000,000	24,761,000,000
Interest Expense For Insurance Activity	€ 979,000,000	€ 1,016,000,000	€ 633,000,000